Average Annual Total Returns (Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class A: Inception (01/31/07)
Label	Return Before Taxes
1 Year	6.86%
Since Inception	(2.19%)
Inception Date	Jan. 31, 2007
Return Before Taxes | Class A5, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class A5: Inception (06/01/10)	[1]
1 Year	6.86%
Since Inception	(2.19%)
Inception Date	Jun. 01, 2010
Return Before Taxes | Class B, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class B: Inception (01/31/07)
1 Year	7.08%
Since Inception	(2.17%)
Inception Date	Jan. 31, 2007
Return Before Taxes | Class C, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class C: Inception (01/31/07)
1 Year	10.95%
Since Inception	(1.55%)
Inception Date	Jan. 31, 2007
Return Before Taxes | Class C5, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class C5: Inception (06/01/10)	[2]
1 Year	11.17%
Since Inception	(1.52%)
Inception Date	Jun. 01, 2010
Return Before Taxes | Class R, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class R: Inception (01/31/07)
1 Year	12.71%
Since Inception	(1.04%)
Inception Date	Jan. 31, 2007
Return Before Taxes | Class R5, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class R5: Inception (06/01/10)	[2]
1 Year	12.75%
Since Inception	(1.03%)
Inception Date	Jun. 01, 2010
Return Before Taxes | Class Y, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[1]
1 Year	13.30%
Since Inception	(0.63%)
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class A: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	4.98%
Since Inception	(3.55%)
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Class A: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.43%
Since Inception	(2.59%)
Inception Date	Jan. 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Retirement 2030 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2030 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	10.23%
Since Inception	(0.53%)
Inception Date	Jan. 31, 2007
Lipper Mixed-Asset Target 2030 Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2030 Funds Index:
1 Year	13.83%
Since Inception	0.28%
Inception Date	Jan. 31, 2007

[1]	Class A5 shares and Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class C5 shares and Class R5 shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class C5 shares and Class R5 shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.